March 22, 2002


                           TOUCHSTONE FAMILY OF FUNDS

                            International Equity Fund
                              Emerging Growth Fund
                             Aggressive Growth Fund
                                Growth/Value Fund
                                   Equity Fund
                                Enhanced 30 Fund
                                 Value Plus Fund
                                  Utility Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2001

Effective immediately, the Utility Fund has closed operations. Shares of the Fund are not available for purchase.










                TOUCHSTONE
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                                                    Family of Funds

221 East Fourth Street . Cincinnati, OH 45202. 800.638.8194 .
www.touchstonefunds.com  Member Western & Southern Financial Group